Other Investments - non-current - Summary of Other Investments Non current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Equity shares	$ 194.2	₨ 14,726.2	₨ 10,801.6
Investments—measured at Fair value through profit and loss	40.4	3,056.9	2,881.4
Investments—measured at amortized cost	71.6	5,426.1
Total (a+b+c)	306.2	23,209.2	13,683.0
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	105.8	8,029.1	4,993.9
Unquoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	88.4	6,697.1	5,807.7
Investments—measured at Fair value through profit and loss	32.8	2,486.0	1,838.3
Non Cumulative Redeemable Preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.1	4.0	4.0
Cumulative redeemable preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.2	15.0	15.0
Convertible Debentures [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	7.3	551.9	937.3
Unquoted Others [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss			₨ 86.8
Quoted Investment In Government Securities [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost	$ 71.6	₨ 5,426.1